Commonwealth Shareholder Services, Inc.
                          1500 Forest Avenue, Suite 223
                               Richmond, VA 23229

May 3, 2004

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

      Re:  The World Insurance Trust
           SEC File Nos. 333-85528/811-21072

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated May 1, 2004 for the CSI Equity Portfolio do not differ from that contained in Post-Effective Amendment No. 3 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2004.

Very truly yours,



/s/ John Pasco, III
-------------------
John Pasco, III